Segment Information	9 Months Ended
Sep. 30, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

The Company produces gold as its primary product and does not have distinct divisional segments in terms of principal business activity, but manages its business on the basis of different geographic segments. This information is consistent with the information used by the Company's Chief Operating Decision Maker, defined as the Executive Management team, in evaluating operating performance of, and making resource allocation decisions among operations.

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,701	1,916
Continental Africa	1,964	1,801
Australasia	335	285
Americas	1,243	1,109
Other, including Corporate and Non-gold producing subsidiaries	16	13
	5,259	5,124
Less: Equity method investments included above	(246)	(279)
Total revenues	5,013	4,845

Segment income/(loss)
South Africa	583	725
Continental Africa	730	709
Australasia	87	34
Americas	535	546
Other, including Corporate and Non-gold producing subsidiaries	(155)	(132)
Total segment income	1,780	1,882

The following are included in segment income/(loss):

Interest revenue
South Africa	17	20
Continental Africa	5	1
Australasia	1	3
Americas	5	4
Other, including Corporate and Non-gold producing subsidiaries	2	1
Total interest revenue	30	29

Interest expense
South Africa	3	4
Continental Africa	2	-
Australasia	1	-
Americas	2	2
Other, including Corporate and Non-gold producing subsidiaries	143	129
Total interest expense	151	135

	Nine months ended September 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	-	(2)
Continental Africa	42	74
Other, including Corporate and Non-gold producing subsidiaries	(24)	(19)
Total equity income in associates	18	53

Reconciliation of segment income to Net income - attributable to AngloGold Ashanti
Segment total	1,780	1,882
Exploration costs	(267)	(196)
General and administrative expenses	(213)	(207)
Market development costs	(6)	(6)
Non-hedge derivative gain and movement on bonds	174	199
Taxation expense	(555)	(452)
Noncontrolling interests	(13)	(32)
Net income - attributable to AngloGold Ashanti	900	1,188

	At September 30,	At December 31,
	2012	2011
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa(1)(2)	3,719	2,974
Continental Africa	4,802	4,365
Australasia	975	714
Americas	2,792	2,527
Other, including Corporate and Non-gold producing subsidiaries	950	605
Total segment assets	13,238	11,185

(1) Includes the following which have been classified as assets held for sale:
Rand Refinery Limited	1	1
(2) Includes the assets of First Uranium (Pty) Limited acquired during July 2012.